Produced Content, Net (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Produced Content Net [Abstract]
Components of Produced Content, Net

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
	(In millions)
Released, less amortization and impairment
— Predominantly monetized with other content	4,445	5,113	700
— Predominantly monetized on its own	61	21	3

	4,506	5,134	703
In production, less impairment
— Predominantly monetized with other content	7,630	8,099	1,109
— Predominantly monetized on its own	245	255	35

	7,875	8,354	1,144
In development, less impairment
— Predominantly monetized with other content	947	1,158	159
— Predominantly monetized on its own	49	49	7

	996	1,207	166

Total	13,377	14,695	2,013

Summary of estimated amortization expense relating to the existing produced content
Estimated amortization expense relating to the existing produced content for each of the next three years is as follows:

	RMB	US$
	(In millions)
Within 1 year	1,586	217
Between 1 and 2 years	849	116
Between 2 and 3 years	655	90